CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 704,964	$ 552,364	$ 253,882
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation	94,063	84,184	63,964
Amortization of intangibles	19,499	13,948	8,716
Expense associated with share-based and grant compensation arrangements	28,156	11,224	4,034
Deferred income taxes (credit)	(16,289)	5,653	1,857
Unrealized loss (gain) on investments and other	5,768	(4,118)	(2,076)
Equity in loss of investee	2,183	3,902
Net loss (gain) on sale and disposition of assets	1,285	(11,992)	1,470
Impairment of goodwill and other intangibles	4,261		11,485
Gain from reduction of estimated earnout liability			(4,134)
Changes in:
Accounts receivable	130,704	(85,439)	(87,552)
Inventories	718	(260,301)	(76,022)
Accounts payable and cash overdraft	(137,907)	78,060	62,405
Accrued liabilities and other	(5,838)	124,992	98,448
NET CASH FROM OPERATING ACTIVITIES	831,567	512,477	336,477
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(174,124)	(151,166)	(89,182)
Proceeds from sale of property, plant and equipment	3,805	29,973	2,922
Acquisitions, net of cash received and purchase of equity method investment	(180,151)	(475,960)	(65,255)
Purchases of investments	(19,875)	(23,797)	(28,054)
Proceeds from sale of investments	12,874	14,882	24,805
Other	3,535	(5,119)	46
NET CASH USED IN INVESTING ACTIVITIES	(353,936)	(611,187)	(154,718)
CASH FLOWS USED IN FINANCING ACTIVITIES:
Borrowings under revolving credit facilities	605,101	892,072	6,862
Repayments under revolving credit facilities	(607,549)	(888,695)	(6,498)
Repayments of debt	(38,719)
Contingent consideration payments and other	(2,856)	(3,176)	(5,787)
Issuance of long-term debt			150,000
Proceeds from issuance of common stock	2,769	2,116	1,395
Dividends paid to shareholders	(58,860)	(40,209)	(30,669)
Distributions to noncontrolling interest	(12,024)	(6,750)	(932)
Repurchase of common stock	(95,774)		(29,212)
Other	(2,298)	(364)	62
NET CASH USED IN FINANCING ACTIVITIES	(210,210)	(45,006)	85,221
Effect of exchange rate changes on cash	979	(1,669)	962
NET CHANGE IN CASH AND CASH EQUIVALENTS	268,400	(145,385)	267,942
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	291,223	436,608	168,666
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	$ 559,623	$ 291,223	$ 436,608